SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Schedule of segment and geographic area information

Source of Revenue	2023		2022		2021
	US$	%	US$	%	US$	%
Real estate agent income	$41,954	29%	$434,371	96%	$4,408,018	99%
Rental management income	67,891	47%	16,263	4%	19,469	0%
Hotel income	35,018	24%	—	—	—	—
Other income	—	—	—	—	38,746	1%
Total Income	$144,863	100%	$450,634	100%	$4,466,233	100%

Revenue by Geographic Region	2023		2022		2021
	US$	%	US$	%	US$	%
PRC	$41,954	29%	$434,371	96%	$4,446,764	100%
UK	102,909	71%	16,263	4%	19,469	0%
Total Revenue	$144,863	100%	$450,634	100%	$4,466,233	100%

Assets by Geographic Region	2023		2022		2021
	US$	%	US$	%	US$	%
PRC and Others	$180,919	5%	$1,202,347	21%	$5,293,516	63%
UK	3,818,323	95%	4,432,728	79%	3,075,454	37%
Total Assets	$3,999,242	100%	$5,635,075	100%	$8,368,970	100%